NVIT American Funds Growth Fund Expense Example - NVIT American Funds Growth Fund - Class II Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	$ 1,350